Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited)

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 9.40%
Federal Home Loan Mortgage Corporation – 1.37%
Pool G1-8578 3.000%, 12/1/2030	274,427	$267,075
Pool SD-2873 3.000%, 1/1/2052	1,994,167	1,770,513
Pool SD-8001 3.500%, 7/1/2049	513,520	471,325
Pool SD-8003 4.000%, 7/1/2049	261,462	247,899
		2,756,812
Federal National Mortgage Association – 8.03%
Pool AL9865 3.000%, 2/1/2047	449,997	401,564
Pool AS6201 3.500%, 11/1/2045	148,140	137,720
Pool BN6683 3.500%, 6/1/2049	436,194	400,353
Pool BZ6304 4.020%, 1/1/2031	6,025,000	5,901,981
Pool BZ6433 4.580%, 3/1/2036	6,038,470	5,982,070
Pool CA0483 3.500%, 10/1/2047	2,532,466	2,339,716
Pool CA1624 3.000%, 4/1/2033	507,008	488,165
Pool MA3687 4.000%, 6/1/2049	508,001	476,665
		16,128,234
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $18,992,502)		$18,885,046
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 6.644%, 10/25/2036(a)	653	$617
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $649)		$617
US GOVERNMENTS – 39.69%
Sovereign Government – 39.69%
United States Treasury Bond
4.750%, 2/15/2037	24,150,000	$24,824,502
3.500%, 2/15/2039	10,500,000	9,447,539
3.750%, 11/15/2043	13,550,000	11,711,752
3.000%, 5/15/2047	15,750,000	11,690,684
4.750%, 5/15/2055	5,000,000	4,850,195
		62,524,672
United States Treasury Note
2.250%, 2/15/2027	8,000,000	7,913,735
2.375%, 5/15/2029	5,000,000	4,760,742
1.625%, 5/15/2031	3,000,000	2,661,445
4.375%, 5/15/2034	1,900,000	1,900,594
		17,236,516
TOTAL US GOVERNMENTS (Cost $84,331,429)		$79,761,188
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Principal Amount	Value
CORPORATE BONDS – 41.51%
Automotive – 1.66%
Ford Motor Credit Co. LLC 2.700%, 8/10/2026	3,345,000	$3,337,787
Banking – 11.55%
Bank of America Corp. 5.162% (U.S. SOFR + 1.000%), 1/24/2031(b)	4,200,000	4,256,848
Citigroup, Inc. 6.950% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.726%), 2/15/2030(c)	3,680,000	3,764,732
JPMorgan Chase & Co. 5.140% (U.S. SOFR + 1.010%), 1/24/2031(b)	4,200,000	4,247,229
PNC Financial Services Group, Inc. 4.075% (U.S. SOFR + 0.610%), 1/26/2029(b)	4,280,000	4,244,845
USB Capital IX 4.955% (CME Term SOFR 3M + 1.282%, minimum of 4.955%), 7/30/2026(b)	8,525,000	6,700,124
		23,213,778
Biotechnology & Pharmaceuticals – 3.84%
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 4/30/2028(d)	7,810,000	7,712,851
Electric Utilities – 1.31%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	2,930,000	2,621,520
Entertainment Content – 3.54%
Netflix, Inc. 4.375%, 11/15/2026	1,840,000	1,841,384
Univision Communications, Inc. 8.500%, 7/31/2031(d)	5,250,000	5,272,717
		7,114,101
Food – 1.84%
Pilgrim's Pride Corp. 4.250%, 4/15/2031	3,845,000	3,687,258
Institutional Financial Services – 1.60%
Goldman Sachs Group, Inc. 5.049% (U.S. SOFR + 1.210%), 7/23/2030(b)	3,200,000	3,218,748
Insurance – 1.07%
American National Group, Inc. 7.000% (U.S. Treasury Yield Curve Rate CMT 5Y + 3.183%), 12/1/2055(c)	2,205,000	2,153,117
Internet Media & Services – 3.23%
Alphabet, Inc. 4.100%, 2/15/2031	4,110,000	4,038,404
Expedia Group, Inc.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Principal Amount	Value
3.800%, 2/15/2028	810,000	$799,661
3.250%, 2/15/2030	1,732,000	1,644,977
		6,483,042
IT Services – 1.80%
Pitney Bowes, Inc. 7.250%, 3/15/2029(d)	3,580,000	3,623,687
Leisure Facilities & Services – 2.81%
Sabre GLBL, Inc. 11.125%, 7/15/2030(d)	5,875,000	5,635,535
Medical Equipment & Devices – 1.64%
Baxter International, Inc. 3.132%, 12/1/2051	5,515,000	3,299,305
Oil & Gas Supply Chain – 0.93%
Hess Midstream Operations LP 4.250%, 2/15/2030(d)	1,940,000	1,871,364
Publishing & Broadcasting – 1.90%
Gray Media, Inc. 9.625%, 7/15/2032(d)	3,955,000	3,817,168
Real Estate Investment Trusts – 1.45%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	2,925,000	2,919,770
Retail - Discretionary – 0.99%
Kohl's Corp. 10.000%, 6/1/2030(d)	1,845,000	1,995,534
Telecommunications – 0.35%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152%, 3/20/2028(d)	695,800	697,667
TOTAL CORPORATE BONDS (Cost $84,185,212)		$83,402,232
FOREIGN ISSUER BONDS – 5.12%
Chemicals – 1.74%
Methanex Corp.
5.125%, 10/15/2027	1,249,000	$1,247,760
5.250%, 12/15/2029	2,255,000	2,241,645
		3,489,405
Oil, Gas Services & Equipment – 1.17%
Transocean International Ltd. 8.750%, 2/15/2030(d)	2,271,500	2,360,332

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

	Principal Amount	Value
Telecommunications – 2.21%
Fibercop SpA 6.375%, 11/15/2033(d)	3,767,000	$3,769,181
Telecom Italia Capital SA 6.375%, 11/15/2033	633,000	662,145
		4,431,326
TOTAL FOREIGN ISSUER BONDS (Cost $10,421,731)		$10,281,063
ASSET BACKED SECURITIES – 0.92%
Specialty Finance – 0.92%
SLM Private Credit Student Loan Trust Series 2004-B, 4.356%, (CME Term SOFR 3M + 0.692%), 9/15/2033(b)	562,201	$555,930
SLM Private Credit Student Loan Trust Series 2005-A, 4.236%, (CME Term SOFR 3M + 0.572%), 12/15/2038(b)	422,026	414,906
SLM Private Credit Student Loan Trust Series 2006-A, 4.216%, (CME Term SOFR 3M + 0.552%), 6/15/2039(b)	907,793	887,686
TOTAL ASSET BACKED SECURITIES (Cost $1,793,018)		$1,858,522

	Shares	Value
SHORT-TERM INVESTMENTS – 2.23%
Money Market Funds – 2.23%
Northern Institutional Funds - Treasury Portfolio (Premier), 3.513%(e)	4,477,230	$4,477,230
TOTAL SHORT-TERM INVESTMENTS (Cost $4,477,230)		$4,477,230
Total Investments (Cost $204,201,771) – 98.87%		$198,665,898
Other Assets in Excess of Liabilities – 1.13%		2,275,953
Total Net Assets – 100.00%		$200,941,851

Percentages are stated as a percent of net assets.

3M 3 Month
5Y 5 Year
CME Chicago Mercantile Exchange
CMT Constant Maturity Treasury
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate

(a)	Variable rate security. The coupon is based on an underlying pool of loans.
(b)	Variable rate security. The coupon is based on a reference index and spread index.
(c)	Security issued at a fixed rate for a specified period of time, after which it will convert to a variable rate.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — June 30, 2026 (Unaudited) (continued)

(d)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities
Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $42,297,326 which represented 21.05% of the net assets of the Fund.

(e)	The rate shown is the annualized seven day yield as of June 30, 2026.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate.